Retirement Plans Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Components of Net Periodic Benefit Cost:
Net actuarial (gain) loss	$ 393	$ 416	$ 187
U.S. Pension Plans
Components of Net Periodic Benefit Cost:
Service cost	16	31	70
Interest cost	104	122	138
Expected return on plan assets	(191)	(181)	(207)
Net actuarial (gain) loss	(268)	(387)	(126)
Amortization of prior service cost (credit)	0	0	1
Curtailment gain	0	0	0
Settlement (gain) loss	11	1	15
Net periodic benefit cost (credit)	$ (208)	$ (360)	$ (143)
Expense Assumptions:
Discount rate	4.40%	4.35%	4.90%
Expected return on plan assets	7.50%	7.50%	8.00%
Rate of compensation increase	3.25%	3.25%	3.30%
Non-U.S. Pension
Components of Net Periodic Benefit Cost:
Service cost	$ 30	$ 32	$ 38
Interest cost	44	57	71
Expected return on plan assets	(61)	(71)	(75)
Net actuarial (gain) loss	(237)	(14)	(172)
Amortization of prior service cost (credit)	1	(1)	(1)
Curtailment gain	0	(15)	(2)
Settlement (gain) loss	6	0	1
Net periodic benefit cost (credit)	$ (257)	$ (16)	$ (204)
Expense Assumptions:
Discount rate	3.10%	3.00%	3.60%
Expected return on plan assets	4.50%	4.50%	4.75%
Rate of compensation increase	3.30%	2.60%	2.60%
Postretirement Benefits
Components of Net Periodic Benefit Cost:
Service cost	$ 2	$ 3	$ 5
Interest cost	6	9	12
Expected return on plan assets	(10)	(12)	(12)
Net actuarial (gain) loss	2	(21)	24
Amortization of prior service cost (credit)	(1)	(1)	(7)
Curtailment gain	0	0	0
Settlement (gain) loss	0	0	0
Net periodic benefit cost (credit)	$ 5	$ (20)	$ 26
Expense Assumptions:
Discount rate	3.75%	4.35%	4.90%
Expected return on plan assets	5.45%	5.75%	5.80%
Discontinued Operations | U.S. Pension Plans
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	$ (1)	$ (1)	$ (1)
Discontinued Operations | Non-U.S. Pension
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	(111)	1	(107)
Discontinued Operations | Postretirement Benefits
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	(1)	(1)	7
Continuing Operations [Member] | U.S. Pension Plans
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	207	359	142
Continuing Operations [Member] | Non-U.S. Pension
Components of Net Periodic Benefit Cost:
Service cost	30	25
Interest cost	44	46
Net periodic benefit cost (credit)	146	17	97
Continuing Operations [Member] | Postretirement Benefits
Components of Net Periodic Benefit Cost:
Net periodic benefit cost (credit)	$ (6)	$ 19	$ (19)